Note Payable (Details Narrative) (10-Q) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 11, 2016	Oct. 20, 2015	Feb. 06, 2015	Dec. 16, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 12, 2014	Jun. 10, 2014
Debt Instrument [Line Items]
Note payable					$ 3,500,000		$ 3,500,000		$ 2,712,787	$ 2,000,000
Principal and accrued interest settled with common stock							278,689
Loss on extinguishment of debt					175,575		175,575
Debt unamortized loan discount					83,465		83,465
Debt unamortized issuance costs					39,515		39,515
Stock-based compensation	$ 53,468				$ 3,724		$ 57,192	$ 75,433	$ 228,200	$ 244,814
Warrant [Member]
Debt Instrument [Line Items]
Dividend yield							0.00%		0.00%
Expected life							7 years 6 months		10 years
Risk free rate of return							2.41%		2.92%
Expected volatility							158.00%		0.00%
PIMCO Note Payable [Member]
Debt Instrument [Line Items]
Company drew an additional funds			$ 500,000
Note due date			Jul. 12, 2017
Principal and accrued interest settled with common stock							$ 278,689
Principal and accrued interest settled with common stock, shares							1,990,639
Warrant to purchase, percentage					10.00%		10.00%
Warrant to purchase exercise price					$ 1,500,000		$ 1,500,000
Stock-based compensation							52,595
PIMCO Note Payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Warrant to purchase exercise price					$ 350,000		$ 350,000
PIMCO Note Payable [Member] | Delayed Draw Note Facility [Member]
Debt Instrument [Line Items]
Company drew an additional funds		$ 500,000	$ 500,000
PIMCO [Member]
Debt Instrument [Line Items]
Company drew an additional funds		$ 500,000
Note Purchase Agreement [Member] | PIMCO [Member]
Debt Instrument [Line Items]
Note payable issuance				$ 3,500,000								$ 2,500,000
Note bears interest rate				9.00%
Note due date				Jul. 12, 2020
Working capital				$ 1,000,000
Note Purchase Agreement [Member] | PIMCO [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Note payable issuance				$ 2,500,000
Note payable											$ 1,500,000
Note bears interest rate				14.00%							14.00%